Consolidated Balance Sheets Details Consolidated Balance Sheets Details - Accounts Receivable (Details) (USD $) In Millions, unless otherwise specified	Mar. 01, 2014	Mar. 02, 2013
Receivables [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 17	$ 17
Percentage Of Accounts Receivable Major Customers	10.00%	10.00%